Condensed Statement of Changes in Shareholders' Deficit - USD ($)	Total	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Class A Ordinary Shares [Member]	Class A Ordinary Shares [Member] Common Stock [Member]	Class B Ordinary Shares [Member] Common Stock [Member]	OHB Pediatrics Ltd [Member]	OHB Pediatrics Ltd [Member] Common Stock [Member]	OHB Pediatrics Ltd [Member] Additional Paid-In Capital [Member]	OHB Pediatrics Ltd [Member] Accumulated Deficit [Member]	OHB Pediatrics Ltd [Member] Series A Preferred Stock [Member] Preferred Stock [Member]
Beginning balance, shares at Sep. 15, 2024								0
Beginning balance, amount at Sep. 15, 2024							$ 0	$ 0	$ 0	$ 0
Issuance of Class B ordinary shares to Sponsor, shares								10,000
Issuance of Class B ordinary shares to Sponsor, amount							0	$ 0	0	0
Net income (loss)							(357,000)	$ 0	0	(357,000)
Issuance of shares, Shares								10,000
Issuance of shares, Amount							$ 0	$ 0	0	0
Ending balance, shares at Dec. 31, 2024							10,000	10,000			0
Ending balance, amount at Dec. 31, 2024							$ (357,000)	$ 0	0	(357,000)	$ 0
Net income (loss)							(2,958,000)	$ 0	0	(2,958,000)	$ 0
Ending balance, shares at Jun. 30, 2025								10,000			0
Ending balance, amount at Jun. 30, 2025							$ (3,315,000)	$ 0	0	(3,315,000)	$ 0
Beginning balance, shares at Dec. 31, 2024							10,000	10,000			0
Beginning balance, amount at Dec. 31, 2024							$ (357,000)	$ 0	0	(357,000)	$ 0
Issuance of Class B ordinary shares to Sponsor, shares							1,000,000	1,000,000
Issuance of Class B ordinary shares to Sponsor, amount							$ (15,976,000)	$ 0	(15,976,000)	0
Net income (loss)							$ (15,650,000)	$ 0	0	(15,650,000)
Issuance of shares, Shares							1,000,000	1,000,000
Issuance of shares, Amount							$ 15,976,000	$ 0	15,976,000	0
Ending balance, shares at Dec. 31, 2025							1,010,000	1,010,000			0
Ending balance, amount at Dec. 31, 2025							$ (31,000)	$ 0	15,976,000	(16,007,000)	$ 0
Issuance of Class B ordinary shares to Sponsor, shares								61,302,500			32,500,000
Issuance of Class B ordinary shares to Sponsor, amount							0	$ 0	0	0	$ 31,890,000
Net income (loss)							(13,507,000)	$ 0	0	(13,507,000)	$ 0
Issuance of shares, Shares								61,302,500			32,500,000
Issuance of shares, Amount							$ 0	$ 0	0	0	$ (31,890,000)
Ending balance, shares at Jun. 30, 2026					275,000	1,323,529	62,312,500	62,312,500			32,500,000
Ending balance, amount at Jun. 30, 2026	$ (1,236,918)	$ 0	$ (1,237,078)		$ 28	$ 132	$ (13,538,000)	$ 0	15,976,000	(29,514,000)	$ 31,890,000
Beginning balance, shares at Feb. 18, 2026					0	0
Beginning balance, amount at Feb. 18, 2026	0	0	0		$ 0	$ 0
Issuance of Class B ordinary shares to Sponsor, shares						1,323,529
Issuance of Class B ordinary shares to Sponsor, amount	25,000	24,868	0			$ 132
Net income (loss)	(33,697)	0	(33,697)			$ 0
Issuance of shares, Shares						1,323,529
Issuance of shares, Amount	(25,000)	(24,868)	0			$ (132)
Ending balance, shares at Feb. 25, 2026						1,323,529
Ending balance, amount at Feb. 25, 2026	(8,697)	24,868	(33,697)			$ 132
Beginning balance, shares at Feb. 18, 2026					0	0
Beginning balance, amount at Feb. 18, 2026	0	0	0		$ 0	$ 0
Issuance of Class B ordinary shares to Sponsor, shares					0	1,323,529
Issuance of Class B ordinary shares to Sponsor, amount	25,000	24,868	0		$ 0	$ 132
Net income (loss)	(65,249)	0	(65,249)		$ 0	$ 0
Issuance of shares, Shares					0	1,323,529
Issuance of shares, Amount	(25,000)	(24,868)	0		$ 0	$ (132)
Ending balance, shares at Mar. 31, 2026					0	1,323,529
Ending balance, amount at Mar. 31, 2026	(40,249)	24,868	(65,249)		$ 0	$ 132
Beginning balance, shares at Feb. 18, 2026					0	0
Beginning balance, amount at Feb. 18, 2026	0	0	0		$ 0	$ 0
Net income (loss)	(11,199)			$ (7,093)
Sale of Private Placement shares upon IPO, amount	2,750,000
Remeasurement of Class A ordinary shares subject to possible redemption to redemption value	4,000,719			4,000,719
Ending balance, shares at Jun. 30, 2026					275,000	1,323,529	62,312,500	62,312,500			32,500,000
Ending balance, amount at Jun. 30, 2026	(1,236,918)	0	(1,237,078)		$ 28	$ 132	$ (13,538,000)	$ 0	15,976,000	(29,514,000)	$ 31,890,000
Beginning balance, shares at Mar. 31, 2026					0	1,323,529
Beginning balance, amount at Mar. 31, 2026	(40,249)	24,868	(65,249)		$ 0	$ 132
Net income (loss)	54,050		54,050	$ 37,841
Sale of Private Placement shares upon IPO, shares					275,000	0
Sale of Private Placement shares upon IPO, amount	2,750,000	2,749,972	0		$ 28	$ 0
Remeasurement of Class A ordinary shares subject to possible redemption to redemption value	(4,000,719)	(2,774,840)	(1,225,879)
Ending balance, shares at Jun. 30, 2026					275,000	1,323,529	62,312,500	62,312,500			32,500,000
Ending balance, amount at Jun. 30, 2026	$ (1,236,918)	$ 0	$ (1,237,078)		$ 28	$ 132	$ (13,538,000)	$ 0	$ 15,976,000	$ (29,514,000)	$ 31,890,000